Result of the Year - Summary of Various Items of Financial Income and Expense (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Income And Financial Expenses [Abstract]
Interest income on cash balances	kr 45	kr 316	kr 5
Foreign currency exchange gains	1,649
Gain on embedded call option (Note 3.6)	750
Total financial income	2,444	316	5
Interest expense on Loan Agreement	9,921	3,239
Write-off of transaction costs for Loan Agreement tranche 2		1,678
Loss on embedded call option		354
Interest expense on lease liabilities	567	351
Loss on lease modification		216
Interest expense on cash balances	3,626	1,213	2,824
Foreign currency exchange loss	14,805	229	490
Bank fees and other charges	152	79	139
Total financial expenses	kr 29,071	kr 7,359	kr 3,453